Closed Block (Tables)	12 Months Ended
Dec. 31, 2013
Summary of financial information for the closed block

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,	December 31,
(in millions)	2013	2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

Summary of closed block operations

The following table summarizes closed block operations for the years ended:

	December 31,	December 31,	December 31,
(in millions)	2013	2012	2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204